TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF INFORMATION ABOUT TRADE RECEIVABLES
As of December 31,
	2023	2022
	RMB’000	RMB’000
Trade receivables	—	—
Less: provision for bad debt allowance	—	—
	—	—